Cash Generated from Operations - Summary of Cash Flows from Operating Activities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Interest income recognized as operating revenue	₩ 21,018	₩ 21,021	₩ 15,561
Interest expense recognized as operating expense	₩ 548	₩ 21	₩ 0